CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Ordinary Stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares, issued	135,430,451	126,799,854	121,432,144
Ordinary Stock, Shares, Outstanding	135,430,451	126,799,854	121,432,144